Nature of operations	12 Months Ended
Dec. 31, 2021
Nature Of Operations
Nature of operations

1.	Nature of operations

Almaden Minerals Ltd. (the “Company” or “Almaden”) was formed by amalgamation under the laws of the Province of British Columbia, Canada on February 1, 2002. The Company is an exploration stage public company that is engaged directly in the exploration and development of exploration and evaluation properties in Canada and Mexico. The address of the Company’s registered office is Suite 1710 –1177 West Hastings Street, Vancouver, BC, Canada V6E 2L3.

The Company is in the business of exploring and developing mineral projects and its principal asset is the Ixtaca precious metals project located on its Tuligtic claim in Mexico. The Company has not yet determined whether this project has economically recoverable mineral reserves. The recoverability of amounts shown for mineral properties is dependent upon the establishment of a sufficient quantity of economically recoverable reserves, the ability of the Company to obtain the necessary financing or participation of joint venture partners to complete development of the properties, and upon future profitable production or proceeds from the disposition of exploration and evaluation assets.